Segment Reporting - Revenue By Geographic Locations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Oct. 30, 2016	Jul. 24, 2016	Apr. 24, 2016	Jan. 24, 2016	Oct. 25, 2015	Jul. 26, 2015	Apr. 26, 2015	Jan. 25, 2015	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
Revenues attributable to U.S. and Foreign countries
Revenue, Net	$ 2,627,941	$ 2,302,376	$ 2,300,235	$ 2,292,672	$ 2,400,858	$ 2,188,587	$ 2,279,345	$ 2,395,073	$ 9,523,224	$ 9,263,863	$ 9,316,256
United States
Revenues attributable to U.S. and Foreign countries
Revenue, Net									9,012,797	8,721,722	8,708,042
Foreign
Revenues attributable to U.S. and Foreign countries
Revenue, Net									$ 510,427	$ 542,141	$ 608,214